Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Blue Chip Fund, DWS Capital Growth Fund, DWS Core Equity Fund (formerly DWS Growth & Income Fund), DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund (the “Funds”), each a series of DWS Investment Trust (the “Trust”); (Reg. Nos. 002-13628, 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 31, 2012.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray